                                   SUPPLEMENT
                              DATED APRIL 13, 2006
           TO THE COMBINED STATEMENT OF ADDITIONAL INFORMATION ("SAI")
                               DATED MARCH 1, 2006
                     FOR THE HARTFORD MUTUAL FUNDS, INC. AND
                       THE HARTFORD MUTUAL FUNDS II, INC.

         This supplement amends the SAI of The Hartford Mutual Funds dated March 1, 2006.

         The SAI is revised as follows:

1) HIFSCO has voluntarily agreed to extend the management fee waiver for The Hartford Floating Rate Fund through at least July 31, 2006. Accordingly, in the SAI on page 88, the footnote for The Hartford Floating Rate Fund is deleted and replaced with the following:

      (1) HIFSCO has voluntarily agreed to waive management fees through at least July 31, 2006. While such waiver is in effect, the management fee is 0.00%. This undertaking may be amended or withdrawn at any time after July 31, 2006.

--------------------------------------------------------------------------------

2) Effective March 1, 2006, in the section entitled "Portfolio Managers," on page 102 of the SAI, the table under "Other Accounts Sub-advised by Hartford Investment Management Portfolio Managers" is deleted and replaced with the following:

         The following table lists the number and types of other accounts sub-advised by Hartford Investment Management managers and assets under management in those accounts as of October 31, 2005:

                            REGISTERED
                            INVESTMENT
                             COMPANY     ASSETS                  POOLED       ASSETS             OTHER         ASSETS
PORTFOLIO MANAGER            ACCOUNTS   MANAGED                 ACCOUNTS      MANAGED           ACCOUNTS       MANAGED
-----------------            --------   -------                 --------      -------           --------       -------
Michael Bacevich                0         $0                       1        $30,768,741             3       $1,277,982,887

John Connor                     0         $0                       0        $0                      0       $0

Robert Crusha                   1(a)      $1,717,048,915           7        $2,124,242,000          6       $1,746,124,153

William Davison                 0(b)      $0                       1        $18,725,000             0       $0

Brian Dirgins                   0         $0                       0        $0                      0       $0

Charles Grande                  0(c)      $0                       0        $0                      4       $11,177,183,000

Christopher Hanlon              2(d)      $1,537,428,686           0        $0                      2       $4,493,610,000

Mark Niland                     2         $818,516,556             2        $77,502,000             7       $1,998,416,135

Russell Regenauer               2         $1,537,428,686           0        $0                      0       $0

Adam Tonkinson                  1         $1,717,048,915           0        $0                      2       $64,287,000

Nasri Toutoungi                 2(e)      $4,461,840,476           0        $0                     11       $1,376,725,636

Edward Vaimberg                 0         $0                       0        $0                      3       $1,914,450,000

                            REGISTERED
                            INVESTMENT
                             COMPANY     ASSETS                  POOLED       ASSETS             OTHER         ASSETS
PORTFOLIO MANAGER            ACCOUNTS   MANAGED                 ACCOUNTS      MANAGED           ACCOUNTS       MANAGED
-----------------            --------   -------                 --------      -------           --------       -------

Hugh Whelan(1)                  0(f)      $0                       0        $0                      0       $0

Timothy Wilhide                 0         $0                       4        $274,279,000            6       $150,314,803

----------
(a) In addition to the registered investment company account listed above, this portfolio manager manages more than one Hartford Fund (Short Duration Fund and Money Market Fund). Assets under management in those Funds total $143,091,085 and $247,107,054, respectively.

(b) This portfolio manager manages more than one Hartford Fund (Income Fund, Inflation Plus Fund, Income Allocation Fund, Conservative Allocation Fund, Balanced Allocation Fund, Growth Allocation Fund, Aggressive Growth Allocation Fund, Retirement Income Fund, Target Retirement 2010 Fund, Target Retirement 2020 Fund and Target Retirement 2030 Fund). Assets under management in those Funds total $2,122,019,865, $1,002,368,529,
     $31,861,676, $112,317,984, $437,603,221, $370,596,896, $110,517,215,
     $77,250, $41,403, $174,238, and $39,029, respectively.

(c) This portfolio manager manages more than one Hartford Fund (Tax-Free California Fund, Tax-Free Minnesota Fund, Tax-Free National Fund and Tax-Free New York Fund). Assets under management in those Funds total $18,832,701, $35,888,524, $102,571,579 and $15,672,801, respectively.

(d) In addition to the registered investment company accounts listed above, this portfolio manager manages more than one Hartford Fund (U.S. Government Securities Fund, Income Allocation Fund, Conservative Allocation Fund, Balance Allocation Fund, Growth Allocation Fund, Aggressive Growth Allocation Fund, Retirement Income Fund, Target Retirement 2010 Fund, Target Retirement 2020 Fund and Target Retirement 2030 Fund). Assets under management in those Funds total $234,517,003, $31,861,676, $112,317,984,
     $437,603,221, $370,596,896, $110,517,215, $77,250, $41,403, $174,238, and
     $39,029, respectively.

(e) In addition to the registered investment company accounts listed above, this portfolio manager manages more than one Hartford Fund (Total Return Bond Fund and High Yield Fund). Assets under management in those Funds total $653,911,764 and $312,946,756, respectively.

(f) This portfolio manager manages more than one Hartford Fund (Income Allocation Fund, Conservative Allocation Fund, Balanced Allocation Fund, Growth Allocation Fund, Aggressive Growth Allocation Fund, Retirement Income Fund, Target Retirement 2010 Fund, Target Retirement 2020 Fund and Target Retirement 2030 Fund). Assets under management in those Funds total $31,861,676, $112,317,984, $437,603,221, $370,596,896, $110,517,215,
     $77,250, $41,403, $174,238, and $39,029, respectively.

(1) Mr. Whelan became a portfolio manager in March 2006. Therefore, the information presented in the table above is current as of March 1, 2006.

--------------------------------------------------------------------------------

3) Effective March 1, 2006, in the section entitled "Portfolio Managers," on pages 105-106 of the SAI, in the table under "Equity Securities Beneficially Owned by Hartford Investment Management Portfolio Managers" the following line is inserted before the line pertaining to Timothy Wilhide:



                                                                                 DOLLAR RANGE OF EQUITY
                                                                                 SECURITIES
PORTFOLIO MANAGER                       FUND(s) SUB-ADVISED/MANAGED              BENEFICIALLY OWNED
-----------------                       ---------------------------              ------------------
Hugh Whelan(a)                          Aggressive Growth Allocation Fund        None
                                        Growth Allocation Fund                   None
                                        Balanced Allocation Fund                 None
                                        Conservative Allocation Fund             None
                                        Income Allocation Fund                   None
                                        Retirement Income Fund                   None
                                        Target Retirement 2010 Fund              None
                                        Target Retirement 2020 Fund              None
                                        Target Retirement 2030 Fund              None

----------
(a) Mr. Whelan became a portfolio manager of the Funds listed above in March 2006. Therefore, the information presented in the table above is current as of March 1, 2006.

4) Effective March 16, 2006, Nikunj Hindocha resigned from Wellington Management Company, LLP. Accordingly, on page 107 of the SAI under "Portfolio Managers -- Other Accounts Sub-advised by Wellington Management Portfolio Managers" the disclosure referring to Mr. Hindocha is deleted.

In addition, on page 115 of the SAI under "Equity Securities Beneficially Owned by Wellington Management Portfolio Managers" the disclosure referring to Mr. Hindocha is deleted.

--------------------------------------------------------------------------------

5) Effective March 1, 2006, on page 108 of the SAI under "Portfolio Managers, Other Accounts Sub-advised by Wellington Management Portfolio Managers," the information listed for Saul J. Pannell is deleted and replaced with the following:

                         REGISTERED
                         INVESTMENT
                          COMPANY             ASSETS            POOLED          ASSETS         OTHER           ASSETS
PORTFOLIO MANAGER         ACCOUNTS           MANAGED           ACCOUNTS         MANAGED       ACCOUNTS         MANAGED
-----------------         --------           -------           --------         -------       --------         -------
Saul J. Pannell              3(h)       $26,847,000,000           9(25)      $618,300,000        35       $272,300,000

----------
(h) In addition to the registered investment company accounts listed above, this portfolio manager manages more than one Hartford Fund (Advisers Fund, Capital Appreciation Fund, Capital Appreciation II Fund and Stock Fund). Assets under management in those Funds total $2,237,900,000, $10,615,300,000, $85,200,000 and $1,419,600,000, respectively.

(25) The advisory fee for four of these pooled accounts is based upon performance. Assets under management in those accounts total $229,900,000.

--------------------------------------------------------------------------------

6) Effective March 1, 2006, on page 116 of the SAI under "Portfolio Managers, Equity Securities Beneficially Owned by Wellington Management Portfolio Managers," the information listed for Saul J. Pannell is deleted and replaced with the following:

                                                                                 DOLLAR RANGE OF EQUITY
                                                                                 SECURITIES
PORTFOLIO MANAGER                       FUND(s) SUB-ADVISED                      BENEFICIALLY OWNED
-----------------                       -------------------                      ------------------
Saul J. Pannell                         Advisers Fund                            $500,001-$1,000,000
                                        Capital Appreciation Fund                Over $1,000,000
                                        Capital Appreciation II Fund             None
                                        Stock Fund                               $500,001-$1,000,000